Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions
9.	Related Party Transactions

a) Two of the Partnership’s LNG carriers, the Arctic Spirit and Polar Spirit, are employed on long-term charter contracts with subsidiaries of Teekay Corporation. In addition, the Partnership and certain of its operating subsidiaries have entered into services agreements with certain subsidiaries of Teekay Corporation pursuant to which the Teekay Corporation subsidiaries provide the Partnership and its subsidiaries with administrative, crew training, advisory, business development, technical and strategic consulting services. Finally, the Partnership reimburses the General Partner for expenses incurred by the General Partner that are necessary for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	$	$	$	$
Revenues(i)	9,398	9,592	16,505	19,183
Vessel operating expenses(ii)	2,587	2,399	4,938	4,932
General and administrative(ii)(iii)	2,816	2,782	6,004	6,067

(i)

Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of ten years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years).

(ii)

Includes ship management and crew training services provided by Teekay Corporation. The cost of ship management services provided by Teekay Corporation of $1.8 million and $3.6 million for the three and six months ended June 30, 2013, respectively, has been presented as vessel operating expenses (see Note 1). The amount reclassified from general and administrative to vessel operating expenses in the comparative period to conform to the presentation adopted in the current period was $1.9 million and $3.7 million for the three and six months ended June 30, 2012, respectively.

(iii)

Includes commercial, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

b) As at June 30, 2013 and December 31, 2012, non-interest bearing advances to affiliates totaled $3.4 million and $13.9 million, respectively, and non-interest bearing advances from affiliates totaled $17.7 million and $12.1 million, respectively. These advances are unsecured and have no fixed repayment terms.

c) The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The remaining term of the time-charter contract is 12 years, although the charterer has the right to terminate the time-charter in July 2018. The Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership as a result of spot rates being in excess of the fixed rate. The amounts receivable or payable to Teekay Corporation are settled at the end of each year (see Notes 2 and 10).

d) In January 2012, the last of four LNG carriers (or the Angola LNG Carriers) delivered and commenced its 20-year, fixed-rate charter to Angola LNG Supply Services LLC to collect and transport gas from offshore production facilities to an onshore LNG processing plant in northwest Angola (or the Angola LNG Project). Concurrently, the Partnership acquired Teekay Corporation’s 33% ownership interest in this vessel and related charter contract for a total equity purchase price of $19.1 million (net of assumed debt of $64.8 million). The excess of the purchase price over the book value of the assets (including the fair market value of the interest rate swap associated with debt secured by the vessel) underlying the 33% ownership interest in the fourth vessel of $15.9 million was accounted for as an equity distribution to Teekay Corporation. The Partnership’s investments in the Angola LNG Carriers are accounted for using the equity method.

e) In February 2012, the Partnership incurred a $7.0 million charge relating to a fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 52% interest in six LNG carriers (see Note 5). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

f) In March 2013, the Partnership incurred a $2.7 million charge relating to a fee to Teekay Corporation for its support in the Partnership’s successful acquisition of its 50% interest in the Exmar LPG BVBA joint venture (see Note 5). This acquisition fee is reflected as part of investments in and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.